Administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Administrative expenses.
Investor relations			$ 300	$ 370
Audit fee			272	219
Advisory services fees			4,130	903
Listing fees			245	217
Directors fees - Group			440	403
Directors fees - Blanket			50	31
Employee costs			3,576	3,201
Employee costs - settlements - Group			78	1,111
Employee costs - bonuses - Group			(390)	1,133
Other office administration cost			895	399
Information and Communications Technology costs			367	77
Management liability insurance			22	375
Travel costs			638	522
Administrative expenses	$ 5,573	$ 4,363	$ 10,623	$ 8,961